Goodwill and Other Intangible Assets - Changes in Carrying Value of Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Other Intangible Assets [Roll Forward]
Amortizing Intangible Assets, Beginning Balance	$ 350	$ 636
Amortization of Intangible Assets	(65)	(65)
Amortizing Intangible Assets, Ending Balance	285	350	$ 636
Other Non-Amortizing Intangible Assets, Beginning Balance	148	2,514
Other Non-Amortizing Intangible Assets, Ending Balance	148	148	2,514
Intangible assets other than goodwill, Beginning Balance	498	3,150
Amortization of Intangible Assets	(65)	(65)
Intangible assets other than goodwill, Ending Balance	433	498	3,150
CEOC
Goodwill and Other Intangible Assets [Roll Forward]
Amortizing Intangible Assets, Other	0	(152)
Indefinite-lived Intangible Assets, Period Increase (Decrease)	0	(2,366)
Increase (Decrease) in Intangible Assets, Current	0	(2,518)
Social and Mobile Games [Member]
Goodwill and Other Intangible Assets [Roll Forward]
Amortizing Intangible Assets, Other	0	(69)
Indefinite-lived Intangible Assets, Period Increase (Decrease)	0	0
Increase (Decrease) in Intangible Assets, Current	0	(69)
Continuing operations
Goodwill and Other Intangible Assets [Roll Forward]
Amortization of Intangible Assets	(65)	(65)	109
Amortization of Intangible Assets	$ (65)	$ (65)	$ 109